PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares		Value
Long-Term Investments 98.6%
Affiliated Exchange-Traded Funds 20.9%
PGIM Active Aggregate Bond ETF		487,500	$20,355,026
PGIM Active High Yield Bond ETF		906,600	31,259,568

Total Affiliated Exchange-Traded Funds (cost $59,365,103)(wd)			51,614,594
Affiliated Mutual Funds — 58.2%
Domestic Equity — 17.2%
PGIM Jennison MLP Fund (Class R6)		3,198,734	23,094,862
PGIM Real Estate Income Fund (Class R6)		2,939,935	19,609,368
			42,704,230
Fixed Income — 27.1%
PGIM Core Conservative Bond Fund (Class R6)		1,906,246	16,298,401
PGIM Emerging Markets Debt Hard Currency (Class R6)		7,358,185	50,697,891
			66,996,292
International Equity — 13.9%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		191,606	2,170,899
PGIM Quant Solutions International Equity Fund (Class R6)		4,532,887	32,138,168
			34,309,067

Total Affiliated Mutual Funds (cost $148,941,849)(wd)			144,009,589
Common Stocks 13.3%
Aerospace & Defense 0.5%
RTX Corp.		4,020	353,478
Safran SA (France)		4,787	794,705
			1,148,183
Automobile Components 0.2%
Aptiv PLC*		5,074	555,552
Banks 0.4%
JPMorgan Chase & Co.		4,129	652,217
Truist Financial Corp.		7,920	263,102
			915,319

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Beverages 0.4%
Coca-Cola Co. (The)		6,654	$412,082
PepsiCo, Inc.		3,111	583,188
			995,270
Biotechnology 0.9%
AbbVie, Inc.		9,586	1,433,874
Amgen, Inc.		3,921	918,102
			2,351,976
Chemicals 0.3%
PPG Industries, Inc.		5,911	850,593
Commercial Services & Supplies 0.1%
Waste Management, Inc.		2,108	345,269
Communications Equipment 0.1%
Cisco Systems, Inc.		6,850	356,474
Consumer Finance 0.2%
American Express Co.		2,239	378,122
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.		8,478	1,355,293
Diversified Telecommunication Services 0.6%
AT&T, Inc.		45,133	655,331
BCE, Inc. (Canada)		16,540	714,859
			1,370,190
Electric Utilities 0.2%
FirstEnergy Corp.		4,252	167,486
PNM Resources, Inc.		6,094	273,133
			440,619
Entertainment 0.4%
Electronic Arts, Inc.		6,455	880,139
Financial Services 0.1%
Visa, Inc. (Class A Stock)		866	205,874

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Food Products 1.1%
General Mills, Inc.		13,349	$997,704
J.M. Smucker Co. (The)		6,504	979,828
Kraft Heinz Co. (The)		18,112	655,292
			2,632,824
Ground Transportation 0.3%
Canadian National Railway Co. (Canada)		3,276	397,150
Union Pacific Corp.		1,672	387,937
			785,087
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp.*		22,918	1,188,298
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.		2,807	823,013
Household Products 0.2%
Procter & Gamble Co. (The)		2,518	393,564
Independent Power & Renewable Electricity Producers 0.2%
RWE AG (Germany)		4,438	191,006
Vistra Corp.		9,747	273,501
			464,507
Industrial REITs 0.4%
Prologis, Inc.		8,199	1,022,825
Insurance 0.3%
MetLife, Inc.		12,762	803,623
IT Services 0.2%
International Business Machines Corp.		2,597	374,436
Life Sciences Tools & Services 0.2%
Danaher Corp.		1,480	377,489
Machinery 0.4%
Caterpillar, Inc.		1,325	351,350

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Machinery (cont’d.)
Deere & Co.		442	$189,883
Timken Co. (The)		4,404	408,956
			950,189
Metals & Mining 0.2%
Arch Resources, Inc.		3,017	387,503
Newmont Corp.		4,065	174,470
			561,973
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.		16,312	338,311
Multi-Utilities 0.1%
Ameren Corp.		3,787	324,432
Oil, Gas & Consumable Fuels 0.4%
BP PLC (United Kingdom), ADR		5,206	194,184
Exxon Mobil Corp.		5,009	537,165
Phillips 66		2,408	268,613
			999,962
Pharmaceuticals 1.2%
AstraZeneca PLC (United Kingdom), ADR		20,443	1,465,763
Bristol-Myers Squibb Co.		13,438	835,709
Eli Lilly & Co.		1,609	731,371
			3,032,843
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc.		5,990	908,024
Broadcom, Inc.		808	726,109
Lam Research Corp.		1,668	1,198,442
			2,832,575
Software 0.2%
Microsoft Corp.		1,213	407,471
Specialized REITs 0.0%
American Tower Corp.		516	98,200

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Specialty Retail 0.5%
Foot Locker, Inc.		13,029	$350,089
O’Reilly Automotive, Inc.*		920	851,727
			1,201,816
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.		5,864	1,151,983

Total Common Stocks (cost $26,774,672)			32,914,294
Preferred Stock 0.3%
Electric Utilities
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25 (cost $780,000)		16,000	731,680
Unaffiliated Exchange-Traded Funds 5.9%
Invesco Preferred ETF		166,588	1,902,435
iShares 0-5 Year High Yield Corporate Bond ETF		30,000	1,250,400
iShares iBoxx High Yield Corporate Bond ETF(a)		95,500	7,210,250
SPDR Bloomberg Barclays Convertible Securities ETF		61,000	4,385,900

Total Unaffiliated Exchange-Traded Funds (cost $14,789,685)			14,748,985

Total Long-Term Investments (cost $250,651,309)			244,019,142

Short-Term Investments 4.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund		3,753,897	3,753,897
PGIM Institutional Money Market Fund (cost $7,337,689; includes $7,306,667 of cash collateral for securities on loan)(b)		7,342,822	7,338,417

Total Short-Term Investments (cost $11,091,586)(wd)			11,092,314

TOTAL INVESTMENTS 103.1% (cost $261,742,895)			255,111,456
Liabilities in excess of other assets (3.1)%			(7,781,708)

Net Assets 100.0%			$247,329,748

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,172,500; cash collateral of $7,306,667 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).